Securities (Securities Classified By Maturity Date) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 3,002	$ 2,518
Due from one to five years, Amortized Cost	8,497	11,003
Amortized Cost	11,845	14,055
Due in one year or less, Fair Value	2,993	2,518
Due from one to five years, Fair Value	8,424	10,987
Available-for-sale Securities, Total	11,773	14,058
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	236	345
Available-for-sale Securities, Total	244	357
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	110	189
Available-for-sale Securities, Total	$ 112	$ 196